ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	38.4%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$560,324	$559,304
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		3,000,000	3,020,028
Ally Bank Auto Credit-Linked Notes Series 2024-A(a)(b) 0.00%, 05/17/32		3,551,000	3,550,152
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		9,000,000	9,058,855
Avant Loans Funding Trust Series 2023-REV1(a) 12.12%, 09/15/32		4,200,000	4,194,065
Bayview Opportunity Master Fund VII Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(c) 8.94%, 12/26/31		1,345,724	1,345,717
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,078,264
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%)(a)(c) 10.47%, 11/14/36		1,500,000	1,632,550
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		892,875	869,509
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%)(a)(c) 10.72%, 04/25/37		1,000,000	1,088,934
Chase Auto Owner Trust Series 2024-1A(a)(b)(d)(e) 0.00%, 06/25/31		8,850	2,070,097
Chase Auto Owner Trust Series 2024-2A(a)(b)(d)(e)(f) 0.00%, 08/25/31		6,875	1,501,088
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		13,458,749	11,762,543
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		1,232,536	1,228,392
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,661,500	14,772,397
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 7.00%, 07/25/51		15,464,500	14,196,289
FAT Brands Twin Peaks I LLC Series 2021-1A(a) 8.00%, 07/25/51		11,820,000	11,480,955
FAT Brands Twin Peaks I LLC Series 2024-1A(a) 8.00%, 07/25/51		4,975,000	4,886,586
FHF Issuer Trust Series 2024-1A(a) 7.42%, 05/15/31		2,500,000	2,543,890
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,024,596
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,033,235
Foundation Finance Trust Series 2024-1A(a) 8.13%, 12/15/49		8,000,000	8,102,600

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(b)(d)(f) 0.00%, 06/25/52		$50,000	$3,346,978
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,101,250	11,218,978
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,751,404	3,412,232
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(c) 10.58%, 05/20/32		2,000,000	2,093,512
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%)(a)(c) 9.19%, 01/20/35		3,000,000	2,911,413
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,916,366
Lendingpoint Asset Securitization Trust Series 2022-C(a)(f) 13.09%, 02/15/30		6,400,000	1,920,000
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,731,138
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		645,845	588,952
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,723,565
Marlette Funding Trust Series 2023-3A(a) 8.04%, 09/15/33		3,000,000	3,096,731
ME Funding LLC Series 2024-1A(a) 8.10%, 04/30/54		5,000,000	4,830,852
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,562,966
Mercury Financial Credit Card Master Trust Series 2023-1A(a) 17.07%, 09/20/27		7,525,000	7,607,953
Mercury Financial Credit Card Master Trust Series 2024-2A(a) 7.43%, 07/20/29		7,500,000	7,540,465
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,553,332
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,035,440
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	8,937,533
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		4,236,857	3,946,776
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,173,835
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,053,337
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		4,599,502	4,265,579
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,516,340

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		$4,000,000	$3,998,662
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,749,295	2,710,234
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		4,996,790	4,921,905
Pagaya AI Debt Trust Series 2024-1(a) 8.34%, 07/15/31		2,499,375	2,532,908
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%)(a)(c) 9.53%, 06/25/27		8,000,000	8,095,205
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(c) 9.59%, 05/25/27		12,000,000	12,159,842
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,716,870	2,462,381
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%)(a)(c) 10.33%, 04/15/39		1,280,000	1,351,574
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	3,012,537
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		1,309,991	1,318,027
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		9,750,000	9,941,223
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,606,537
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,530,686
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	3,977,027
Skyline Aircraft Series 2006-S3(b)(f) 0.00%, 08/17/33		4,249,634	3,822,015
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%)(a)(c) 8.94%, 07/25/34		4,000,000	3,886,764
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%)(a)(c) 8.84%, 10/25/34		2,750,000	2,637,352
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%)(a)(c) 10.35%, 04/20/38		2,000,000	2,156,598
Stream Innovations Issuer Trust Series 2024-1A(a)(b)(e) 0.00%, 07/15/44		1,290,000	1,289,821
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,003,709
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%)(a)(c) 10.31%, 04/15/37		2,000,000	2,162,732

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		$794,768	$781,524
U.S. Auto Funding Trust Series 2022-1A(a)(f) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		1,846,992	1,861,841
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		2,955,187	2,970,298
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		27,248	27,217
Upstart Securitization Trust Series 2022-3(a)(b)(d)(e)(f) 0.00%, 06/20/32		5,575	55,894
TOTAL ASSET-BACKED SECURITIES (Cost $302,921,736)			289,258,832
BANK DEBTS	13.1%
Amentum Government Services Holdings LLC 14.20%, 01/31/28		497,015	495,772
Amentum Government Services Holdings LLC 12.93%, 12/07/29		11,055,888	11,028,249
Amentum Government Services Holdings LLC(g) 02/15/30		762,007	760,102
Asurion, LLC 8.71%, 12/23/26		24,711,783	24,485,176
Champ Acquisition Corp.(b) 11.10%, 12/19/25		9,406,697	9,425,510
CRCI Longhorn Holdings, Inc.(e)(g) 08/10/26		5,651,396	5,637,267
Crosby U.S. Acquisition Corp. 9.33%, 08/12/29		4,975,000	4,998,830
CT Technologies Intermediate Holdings, Inc. 9.70%, 12/16/25		21,388,168	21,381,538
Electro Rent Corp. (Floating, SOFR + 8.50%)(c)(f) 13.93%, 12/15/28		5,615,376	5,446,915
Northeast Grocery, Inc.(b)(e) 12/05/28		2,000,000	1,997,500
Optiv Parent Inc. 10.57%, 07/31/26		5,984,925	5,468,725
PREIT Associates L.P. 11.21%, 12/10/24		2,397,379	2,401,383
Project Boost 8.96%, 06/01/26		2,984,334	2,984,752
Project Boost 8.96%, 05/30/26		1,989,744	1,989,744
TOTAL BANK DEBTS (Cost $98,286,729)			98,501,463
CORPORATE BONDS	11.7%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		1,000,000	946,460

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Alteryx, Inc.(a) 8.75%, 03/15/28		$10,000,000	$10,235,180
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,692,511
Azul Secured Finance LLP(a) 11.93%, 08/28/28		10,000,000	9,705,036
Centene Corp. 4.25%, 12/15/27		5,000,000	4,773,932
Charter Communications Operating LLC 4.91%, 07/23/25		1,153,000	1,141,800
Everi Holdings, Inc.(a) 5.00%, 07/15/29		2,500,000	2,459,415
Grand Canyon University 4.13%, 10/01/24		7,700,000	7,651,875
LABL, Inc.(a) 10.50%, 07/15/27		24,129,000	23,613,373
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.(a) 5.00%, 02/01/26		4,000,000	3,964,520
Prime Healthcare Services, Inc.(a) 7.25%, 11/01/25		10,000,000	9,982,600
Spectrum Brands, Inc.(a) 3.88%, 03/15/31		1,027,000	858,295
Staples, Inc.(a) 10.75%, 09/01/29		5,000,000	4,751,634
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		5,000,000	4,821,943
VICI Properties L.P./VICI Note Co., Inc.(a) 3.50%, 02/15/25		2,000,000	1,972,888
TOTAL CORPORATE BONDS (Cost $88,897,666)			88,571,462
FOREIGN ISSUER BONDS	5.6%
International Game Technology PLC(a) 4.13%, 04/15/26		4,975,000	4,843,188
Latam Airlines Group S.A.(a) 13.38%, 10/15/27		21,476,000	23,839,326
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,136,015
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,153,750
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/25		4,821,000	5,998,075
TOTAL FOREIGN ISSUER BONDS (Cost $41,599,033)			41,970,354
MORTGAGE-BACKED SECURITIES	14.1%
PRIVATE	8.1%
Home Equity	6.0%
Angel Oak Mortgage Trust Series 2022-3(a)(h) 4.10%, 01/25/67		5,800,735	5,281,543

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Barclays Mortgage Loan Trust Series 2022-INV1(a)(h) 4.56%, 02/25/62		$8,472,800	$6,468,401
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,469,733
CWHEQ Home Equity Loan Trust Series 2006-S2(f) 5.60%, 07/25/27		272,073	257,109
CWHEQ Home Equity Loan Trust Series 2006-S3(i) 5.47%, 06/25/21		2	595,900
CWHEQ Home Equity Loan Trust Series 2006-S5(i) 5.75%, 06/25/35		6	1,720,380
FIGRE Trust Series 2024-HE1(a)(h) 10.03%, 03/25/54		1,000,000	1,020,421
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%)(c)(f) 5.92%, 09/25/36		2,708,000	1,098
Home Equity Mortgage Trust Series 2006-3 (Step to 5.71% on 8/25/24)(f)(j) 6.09%, 09/25/36		2,633,258	102,170
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%)(c)(e)(f) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%)(c)(f) 5.96%, 11/25/36		1,354,000	829
Home Equity Mortgage Trust Series 2006-4(f) 6.23%, 11/25/36		1,649,231	78,339
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%)(c)(f) 5.86%, 01/25/37		260,327	13,016
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.02% on 9/25/24)(a)(j) 5.04%, 06/25/67		4,000,000	3,138,330
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.31% on 8/25/26)(a)(j) 6.25%, 08/25/67		4,125,000	3,995,131
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%)(c) 5.90%, 12/16/35		1,019,833	815,867
JP Morgan Resecuritization Trust Series 2009-7(a)(h) 7.00%, 09/27/37		9,554,751	4,112,767
PRPM Trust Series 2022-INV1(a)(h) 4.44%, 04/25/67		2,600,000	2,065,993
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(c)(e)(k) 0.44%, 07/25/36		11,965,615	816,306
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(h) 10.25%, 06/01/53		10,502,250	10,571,048
Total Home Equity (Cost $49,527,933)			45,524,509

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Mortgage-Backed Securities	2.1%
CSMC Trust Series 2022-NQM4 (Step to 5.25% on 7/25/26)(a)(j) 4.82%, 06/25/67		$4,287,974	$4,174,352
Med Trust Series 2021-MDLN (Floating, CME Term SOFR 1M + 4.11%)(a)(c) 9.44%, 11/15/38		7,961,789	7,956,814
Med Trust Series 2021-MDLN (Floating, CME Term SOFR 1M + 5.36%)(a)(c) 10.69%, 11/15/38		3,980,895	3,979,612
Total Commercial Mortgage-Backed Securities (Cost $16,028,879)			16,110,778
U.S. GOVERNMENT AGENCIES	6.0%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(c)(e)(k) 0.65%, 07/25/43		7,942,320	895,112
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(c)(e)(k) 0.50%, 05/25/50		17,051,691	1,595,336
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(c)(e)(k) 0.26%, 04/25/52		32,052,966	2,919,711
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(c)(e)(k) 0.55%, 10/15/44		17,084,325	1,490,204
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR, 9999.00% Cap)(c)(e)(k) 0.56%, 03/25/50		16,373,621	1,761,605
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%)(a)(c) 11.44%, 02/25/29		19,291,011	19,111,161
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(c)(e)(k) 0.65%, 09/20/46		10,914,222	1,189,943
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(c)(e)(k) 0.60%, 09/20/49		9,404,709	986,672
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(c)(e)(k) 0.55%, 02/20/49		38,498,925	3,312,236
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(c)(e)(k) 0.85%, 09/20/51		13,265,532	1,669,800
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(c)(e)(k) 0.00%, 11/20/51		161,140,369	2,336,213

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(c)(e)(k) 0.65%, 08/20/49		$31,847,012	$2,975,508
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR, 28.17% Cap)(c) 5.06%, 09/20/53		4,514,551	4,839,699
TOTAL U.S. GOVERNMENT AGENCIES (Cost $51,600,710)			45,083,200
TOTAL MORTGAGE-BACKED SECURITIES (Cost $117,157,522)			106,718,487
U.S. GOVERNMENT OBLIGATIONS	3.2%
U.S. Treasury Bond 4.25%, 02/15/54		25,000,000	23,804,687
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $23,542,619)			23,804,687
MUNICIPAL BONDS	5.4%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		15,060,394	14,608,582
PR Custodial Trust(b)(e) 0.00%, 03/15/49		8,031,000	1,422,199
PRCCDA Custodial Trust(b)(e) 0.00%, 03/15/49		1,415,000	801,692
PRIFA Custodial Trust(b)(e) 0.00%, 03/15/49		93,420,000	18,338,242
Puerto Rico Commonwealth Notes, Subseries CW(b)(l) 0.00%, 11/01/43		8,877,387	5,437,400
TOTAL MUNICIPAL BONDS (Cost $38,634,065)			40,608,115

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	8.3%
Northern Institutional Treasury Portfolio (Premier Class), 5.15%(m)		62,839,656	62,839,656
TOTAL SHORT-TERM INVESTMENTS (Cost $62,839,656)			62,839,656
TOTAL INVESTMENTS (Cost $773,879,026)	99.8%		752,273,056
NET OTHER ASSETS (LIABILITIES)	0.2%		1,672,815
NET ASSETS	100.0%		$753,945,871

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Zero coupon bond.
(c)Floating rate security. The rate presented is the rate in effect at June 30, 2024, and the related index and spread are shown parenthetically for each security.
(d)Equity tranche security.
(e)Non-income producing security.
(f)Security valued pursuant to Level 3 unobservable inputs.
(g)Position is unfunded. Contract rate was not determined at June 30, 2024 and does not take effect until drawn.
(h)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(j)Step coupon bond. Rate as of June 30, 2024 is disclosed.
(k)Interest only security
(l)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(m)7-day current yield as of June 30, 2024 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar
Forward foreign currency exchange contracts at June 30, 2024:
Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs	08/28/24	EUR	9,112,320	EUR	(8,400,000)	$89,829
Subtotal Appreciation						89,829
Goldman Sachs	07/16/24	GBP	5,895,028	GBP	(4,739,043)	$(96,178)
Subtotal Depreciation						(96,178)
Total						$(6,349)
Swap Agreements outstanding at June 30, 2024:
Counterparty	Fund Pays	Fund Receives	Maturity Date	Currency	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	SPDR S&P 500 ETF	1-Day SOFR-0.25%	08/12/2024	USD	19,997,836	$(4,053,683)	$(4,053,683)